INTANGIBLE ASSETS (Notes)	3 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
Intangible Assets

Intangible assets are comprised of the following:

	Weighted-Average Remaining Estimated Useful Life	Gross Carrying Amount (1)	Accumulated Amortization (2)	Net Carrying Amount
	(In years)	(In thousands)
March 31, 2016:
Investment management contracts	2.1	$40,405	$37,527	$2,878
Referral arrangement	3.5	3,810	2,286	1,524
Non-compete agreements	2.0	1,284	917	367
Trade name	5.0	1,250	626	624
Total intangible assets		$46,749	$41,356	$5,393
December 31, 2015:
Investment management contracts	2.4	$71,113	$67,040	$4,073
Referral arrangement	3.8	3,810	2,096	1,714
Non-compete agreements	2.2	1,535	1,122	413
Trade name	5.2	1,250	593	657
Total intangible assets		$77,708	$70,851	$6,857

Explanatory Notes:
_________________________________

(1)	Gross carrying amounts as of March 31, 2016 have been reduced to reflect fully impaired and amortized assets.

(2)	During the three months ended March 31, 2016 and 2015, the Company recorded amortization expense on its intangible assets of $0.9 million and $2.1 million, respectively.

The following table presents expected amortization expense of the existing intangible assets:

(In thousands)
2016 (nine months remaining)	$1,651
2017	1,726
2018	1,449
2019	411
2020	125
Thereafter	31
$5,393

During the three months ended March 31, 2016 and 2015, the Company received notice from holders of certain CLOs exercising their right to call the CLOs for redemption. As a result of these calls, the Company recorded impairment charges of $0.5 million and $0.3 million, respectively, to fully impair intangible assets associated with these management contracts.